UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 13,2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 35
Form 13F Information Table Value Total:  $462,982						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE

AMERICREDIT CORP			COM	03060R101	69608	4369600	SH		SOLE		4369600
AMERITRADE HOLDING CORP			COM	03074K100	10525	746000	SH		SOLE		746000
BANKATLANTIC BANCORP INC-CL A		COM	065908501	1364	71800	SH		SOLE		71800
BANKUNITED FINANCIAL CORP-CL A		COM	06652B103	224	8700	SH		SOLE		8700
CAPITAL ONE FINANCIAL CORP		COM	14040H105	70913	1157000	SH		SOLE		1157000
COMMERCE BANCORP INC - N.J.		COM	200519106	39326	746500	SH		SOLE		746500
CULLEN FROST BANKERS INC		COM	229899109	7530	185600	SH		SOLE		185600
E TRADE GROUP INC			COM	269246104	9842	778000	SH		SOLE		778000
E-LOAN INC				COM	26861P107	8551	2869500	SH		SOLE		2869500
FIRST COMMUNITY BANCORP CALIF		COM	31983B101	3231	89400	SH		SOLE		89400
FIRST REPUBLIC BANK			COM	336158100	2914	81400	SH		SOLE		81400
FRIEDMAN BILLINGS RAMSEY GROUP		COM	358434108	480	20800	SH		SOLE		20800
GOLDEN WEST FINANCIAL CORP-DEL		COM	381317106	8100	78500	SH		SOLE		78500
GREENPOINT FINANCIAL CORP		COM	395384100	18013	510000	SH		SOLE		510000
H & R BLOCK INC				COM	93671105	14950	270000	SH		SOLE		270000
HIBERNIA CORP-CL A			COM	428656102	715	30400	SH	 	SOLE		30400
IRWIN FINANCIAL CORP			COM	464119106	327	10400	SH		SOLE		10400
MBNA CORP				COM	55262L100	15183	611000	SH		SOLE		611000
METRIS COMPANIES INC			COM	591598107	18247	4109700	SH		SOLE		4109700
MGIC INVESTMENT CORP-WIS		COM	552848103	5694	100000	SH		SOLE		100000
NETBANK INC				COM	640933107	7909	592400	SH		SOLE		592400
NEW CENTURY FINANCIAL CORP		COM	64352D101	41038	1034496	SH		SOLE		1034496
PACIFIC PREMIER BANCORP INC		COM	69478X105	111	10000	SH		SOLE		10000
PORTFOLIO RECOVERY ASSOCIATES		COM	73640Q105	9263	348900	SH		SOLE		348900
PROVIDIAN FINANCIAL CORP		COM	74406A102	65044	5588000	SH		SOLE		5588000
QUAKER CITY BANCORP INC-DEL		COM	74731K106	821	17800	SH		SOLE		17800
RENAISSANCERE HOLDINGS LTD		COM	G7496G103	5739	117000	SH		SOLE		117000
RENT A CENTER INC - NEW			COM	76009N100	312	10400	SH		SOLE		10400
RIGGS NATIONAL CORP			COM	766570105	1081	65400	SH		SOLE		65400
SAXON CAP INC				COM	80556P302	618	29500	SH		SOLE		29500
SOUTHWEST BANCORPORATION OF		COM	84476R109	10715	275800	SH		SOLE		275800
UCBH HOLDINGS INC			COM	90262T308	168	4300	SH		SOLE		4300
UMPQUA HLDGS CORP			COM	904214103	2553	122800	SH		SOLE		122800
VIAD CORP				COM	92552R109	11813	472500	SH		SOLE		472500
WTS DIME BANCORP INC NEW		COM	25429Q110	61	357051	SH		SOLE		357051



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